DISCONTINUED OPERATION (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash and cash equivalents	$ 0	$ 2,095	$ 9
Accounts receivable		8,909
Other accounts receivable and prepaid expenses		444
Inventories		168
Severance pay fund		5,446
Property and equipment		6,117
Goodwill		15,365
Intangible assets		373
Deferred tax asset		57
Assets of discontinued operation		38,974
Liabilities:
Short-term bank credit and current maturities of long-term bank loans		84
Trade Payables		7,127
Other accounts payable and accrued expenses		7,931
Long term loans from banks		180
Accrued severance pay		5,783
Liabilities of discontinued operation		21,105
Net assets of discontinued operation		$ 17,869